Business Combinations - Narrative, KCR Acquisition (Details) - USD ($) $ in Thousands		4 Months Ended	12 Months Ended
	Aug. 19, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Purchase of subsidiary undertakings (net of cash acquired)			$ 84,159	$ 71,766	$ 0
Goodwill		$ 9,051,410	9,051,410	9,022,075	$ 8,971,670
KCR S.A Group
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 92,500
Payments to acquire businesses, net of cash acquired	76,400
Purchase of subsidiary undertakings (net of cash acquired)	88,100
Cash acquired from acquisition	11,700
Fair value of contingent consideration	4,300	1,100	1,100
Goodwill	43,400
Intangible assets acquired	$ 45,100
Business combination, revenue of acquiree since acquisition date, actual		32,800
Business combination, net income (loss) of acquiree since acquisition date, actual		$ 1,800
Pro forma revenue			8,331,500	8,202,000
Pro forma net income (loss)			$ 792,500	$ 613,300